CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT - USD ($)	Total	Series E Preferred Stock	Previously Reported	Revision of Prior Period, Adjustment	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Previously Reported
Temporary equity, beginning balance (in shares) at Dec. 31, 2018	33,672,045		35,451,667	(1,779,622)
Temporary equity, beginning balance at Dec. 31, 2018	$ 271,051,511		$ 271,051,511
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock for cash (in shares)	915,038
Issuance of Series D preferred stock for cash	$ 10,000,000
Retroactive application of recapitalization (in shares)	(45,933)
Preferred stock issuance costs	$ (21,308)
Other adjustments	$ 1
Temporary equity, ending balance (in shares) at Dec. 31, 2019	34,541,150		36,366,705	(1,825,555)
Temporary equity, ending balance at Dec. 31, 2019	$ 282,185,326		$ 282,185,326
Beginning balance (in shares) at Dec. 31, 2018					9,234,059	9,722,081	(488,022)
Beginning balance at Dec. 31, 2018	(210,774,713)		(210,774,713)		$ 923	$ 98	$ 825	$ 4,811,274	$ 4,812,099	$ (825)	$ (215,586,910)	$ (215,586,910)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation	$ 2,286,349							2,286,349
Exercises of common stock options (in shares)	105,867				111,482
Exercises of common stock options	$ 102,320				$ 11			102,309
Retroactive application of recapitalization (in shares)					(5,615)
Series C-3 preferred stock remeasurement	1,155,122							1,155,122
Other adjustments	(1)							(1)
Net loss	(65,402,000)										(65,402,000)
Ending balance (in shares) at Dec. 31, 2019					9,339,926	9,833,563	(493,637)
Ending balance at Dec. 31, 2019	$ (274,943,167)		$ (274,943,167)		$ 934	$ 99	$ 835	6,044,809	6,045,644	(835)	(280,988,910)	(280,988,910)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series D preferred stock for cash (in shares)	4,233,043
Issuance of Series D preferred stock for cash	$ 30,000,000
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)	1,783,768
Issuance of Series E preferred stock for conversion of convertible promissory notes	$ 12,644,170
Retroactive application of recapitalization (in shares)	(302,035)
Preferred stock issuance costs	$ (719,033)
Other adjustments	$ 1
Temporary equity, ending balance (in shares) at Dec. 31, 2020	40,255,926		42,383,516	(2,127,590)
Temporary equity, ending balance at Dec. 31, 2020	$ 325,200,758		$ 325,200,758
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation	$ 1,956,009							1,956,009
Exercises of common stock options (in shares)	52,435				55,213
Exercises of common stock options	$ 71,759				$ 5			71,754
Retroactive application of recapitalization (in shares)					(2,778)
Series C-3 preferred stock remeasurement	1,090,294							1,090,294
Other adjustments	(125)							(122)			(3)
Net loss	(34,436,576)										(34,436,576)
Ending balance (in shares) at Dec. 31, 2020					9,392,361	9,888,776	(496,415)
Ending balance at Dec. 31, 2020	$ (308,442,394)		$ (308,442,394)		$ 939	$ 99	$ 840	6,982,156	$ 6,982,996	$ (840)	(315,425,489)	$ (315,425,489)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series E preferred stock for conversion of convertible promissory notes (in shares)		(40,255,926)
Issuance of Series E preferred stock for conversion of convertible promissory notes		$ (325,200,758)
Temporary equity, ending balance (in shares) at Dec. 31, 2021	0
Temporary equity, ending balance at Dec. 31, 2021	$ 0
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation	$ 4,005,355							4,005,355
Exercises of common stock options (in shares)	351,462				370,053
Exercises of common stock options	$ 768,086				$ 36			768,050
Retroactive application of recapitalization (in shares)					(18,591)
Exercise and conversion of warrants (in shares)					58,760
Exercise and conversion of warrants	$ 587,178				$ 6			587,172
Conversion of preferred stock (in shares)	41,289,869				41,289,869
Conversion of preferred stock	$ 325,200,758				$ 4,129			325,196,629
Reverse capitalization, net of transaction costs (in shares)					15,554,790
Reverse recapitalization, net of transaction costs	65,422,934				$ 1,555			65,421,379
Sponsor Earnout Shares liability	(19,895,062)							(19,895,062)
Other adjustments	37							157			(120)
Net loss	(69,222,605)										(69,222,605)
Ending balance (in shares) at Dec. 31, 2021					66,647,242
Ending balance at Dec. 31, 2021	$ (1,575,713)				$ 6,665			$ 383,065,836			$ (384,648,214)